SUBSIDIARIES AND NON-CONTROLLING INTEREST - Non-controlling Interest Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 1,424,522	$ 899,662
Non-current assets	3,820,464	850,445
Current liabilities	(248,933)	(234,171)
Net assets attributable to NCI	513,626	0
Revenue	853,089	606,850
Net income	140,468	55,757	[1]
Other comprehensive income	18,595	32,045
Total comprehensive income	159,063	87,802
Net income attributable to NCI	6,974	(1,558)
Total comprehensive income attributable to NCI	6,974	(1,558)
Cash flows from operating activities	348,615	145,844	[1]
Cash flows from financing activities	(173,204)	68,907	[1]
Cash flows from investing activities	180,790	(130,328)	[1]
Increase in cash and cash equivalents	356,990	$ 84,435	[1]
Anagold
Disclosure of subsidiaries [line items]
Current assets	442,650
Non-current assets	2,832,230
Current liabilities	(141,007)
Non-current liabilities	(565,742)
Net assets	2,568,131
Net assets attributable to NCI	513,626
Revenue	205,536
Net income	34,869
Other comprehensive income	0
Total comprehensive income	34,869
Net income attributable to NCI	6,974
Total comprehensive income attributable to NCI	6,974
Cash flows from operating activities	137,587
Cash flows from financing activities	(25,261)
Cash flows from investing activities	(34,797)
Increase in cash and cash equivalents	$ 77,529

[1]	See note 2(r)